Trade receivables (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of trade receivables [abstract]
Provisions for trade receivables
(USD millions)	2025	2024

Total gross trade receivables	8 989	7 481

Provisions for doubtful trade receivables	-52	-58

Total trade receivables	8 937	7 423

Overdue amounts and related provision
(USD millions)	2025	2024

Not overdue	8 564	7 138

Past due for not more than one month	99	134

Past due for more than one month but less than three months	130	95

Past due for more than three months but less than six months	85	37

Past due for more than six months but less than one year	45	24

Past due for more than one year	66	53

Provisions for doubtful trade receivables	-52	-58

Total trade receivables	8 937	7 423

Trade receivables denominated in other currencies
(USD millions)	2025	2024[1]

US dollar (USD)	4 335	3 698

Euro (EUR)	1 273	1 144

Japanese yen (JPY)	536	470

Russian ruble (RUB)	347	212

Chinese yuan (CNY)	290	172

British pound (GBP)	230	191

Brazilian real (BRL)	188	130

Swiss franc (CHF)	74	54

Canadian dollar (CAD)	62	50

Other currencies	1 602	1 302

Total trade receivables	8 937	7 423

[1] In 2025, Australian dollar (AUD) is no longer designated as a major currency. The 2024 trade receivables denominated in AUD have been reclassified to other currencies to conform with 2025 presentation.